Commitments and contingent liabilities - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 18, 2014 trust
Commitments and Contingencies Disclosure [Line Items]
Operating lease, rent expense	$ 285,000,000	$ 301,000,000	$ 329,000,000
Operating lease, future minimum payments, 2018	292,000,000
Operating lease, future minimum payments, 2019	279,000,000
Operating lease, future minimum payments, 2020	262,000,000
Operating lease, future minimum payments, 2021	227,000,000
Operating lease, future minimum payments, 2022	204,000,000
Operating lease, future minimum payments, 2023 and thereafter	754,000,000
Lending commitment maturing in less than one year	30,100,000,000
Lending commitment maturing in one to five years	21,200,000,000
Lending commitment maturing over five years	197,000,000
Allowance for lending-related commitments	$ 102,000,000	112,000,000
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default	102.00%
Securities lending indemnifications, secured amount of collateral	$ 451,000,000,000	331,000,000,000
Securities lending indemnifications, joint venture	69,000,000,000	61,000,000,000
Securities lending indemnifications, collateral joint venture	$ 73,000,000,000	64,000,000,000
Loss contingency, number of MBS trusts | trust				249
Matters Related to R. Allen Stanford
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (in claims) | claim	15
Matters Related to R. Allen Stanford, Putative Class Action
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (in claims) | claim	2
Brazilian Postalis Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (in claims) | claim	3
Depositary Receipt Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (in claims) | claim	4
Federal Court, Southern District of New York, Breach of Contract and Violation of ERISA
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (in claims) | claim	2
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)	$ 840,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities	160,000,000	293,000,000
SBLC expiring within one year	2,500,000,000
SBLC expiring within one to five years	1,000,000,000
Commercial letters of credit	3,531,000,000	4,185,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Commercial letters of credit	$ 122,000,000	$ 339,000,000